INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the Company’s effective income tax rate is detailed as follows for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
	%	%	%
Combined Canadian federal and provincial income tax rate	27.5	27.8	28.4
Foreign earnings/losses taxed at higher income tax rates	0.1	—	0.2
Foreign earnings/losses taxed at lower income tax rates	(1.6)	(4.3)	(4.8)
Prior period adjustments	0.4	(0.5)	0.5
Nondeductible expenses (nontaxable income)	4.5	(1.9)	1.1
Impact of other differences	(2.6)	1.6	(2.3)
Canadian deferred tax assets (recognized) not recognized	(3.1)	(1.8)	4.3
Derecognition (recognition) of deferred tax assets	0.4	(0.2)	(1.3)
Proposed tax assessment (1)	—	—	2.2
Effective income tax rate	25.6	20.7	28.3
(1)    Proposed tax assessment refers to a $2.3 million proposed state income tax assessment and the related interest expense recorded in the second quarter of 2019 which resulted from the denial of the utilization of certain net operating losses generated in tax years 2000-2006.
The major components of income tax expense (benefit) are outlined below for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
	$	$	$
Current income tax expense	22,113	25,595	17,195
Deferred tax expense (benefit)
Derecognition (recognition) of US deferred tax assets	396	(153)	(701)
US temporary differences	(83)	(6,605)	3,988
Canadian deferred tax assets (recognized) not recognized	(2,887)	(1,660)	2,474
Recognition of Canadian deferred tax assets	—	—	(22)
Canadian temporary differences	4,999	1,674	(5,678)
Temporary differences in other jurisdictions	(474)	270	(946)
Total deferred income tax expense (benefit)	1,951	(6,474)	(885)
Total tax expense for the year	24,064	19,121	16,310
The amount of income taxes relating to components of OCI for each of the years in the three-year period ended December 31, 2021 is outlined below:

	Amount before income tax	Deferred income taxes	Amount net of income taxes
	$	$	$
For the year ended December 31, 2021
Deferred tax expense on remeasurement of defined benefit liability	5,305	(1,366)	3,939
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges	2,383	(577)	1,806
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	(9,423)	(1,589)	(11,012)
	(1,735)	(3,532)	(5,267)

For the year ended December 31, 2020
Deferred tax benefit on remeasurement of defined benefit liability	(696)	216	(480)
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	(2,685)	658	(2,027)
Deferred tax expense on foreign exchange related impacts arising from intercompany settlements	2,117	(281)	1,836
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	6,488	(764)	5,724
	5,224	(171)	5,053

For the year ended December 31, 2019
Deferred tax expense on remeasurement of defined benefit liability	762	(173)	589
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	(3,416)	359	(3,057)
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	10,280	(45)	10,235
	7,626	141	7,767

The amount of recognized deferred tax assets and liabilities is outlined below as of December 31, 2021:

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
Tax credits, losses, carryforwards and other tax deductions	8,842	—	8,842
Property, plant and equipment	10,142	(57,501)	(47,359)
Pension and other post-retirement benefits	3,210	—	3,210
Share-based payments	13,558	—	13,558
Accounts payable and accrued liabilities	10,146	—	10,146
Goodwill and other intangibles	7,768	(24,405)	(16,637)
Trade and other receivables	679	—	679
Inventories	2,150	—	2,150
Lease liabilities	10,475	—	10,475
Other	2,091	(1,501)	590
Deferred tax assets and liabilities	69,061	(83,407)	(14,346)
Presented in the consolidated balance sheets as:

December 31, 2021
$
Deferred tax assets	24,579
Deferred tax liabilities	(38,925)
(14,346)

The amount of recognized deferred tax assets and liabilities is outlined below as of December 31, 2020:

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
Tax credits, losses, carryforwards and other tax deductions	10,465	—	10,465
Property, plant and equipment	15,882	(52,956)	(37,074)
Pension and other post-retirement benefits	4,231	—	4,231
Share-based payments	11,929	—	11,929
Accounts payable and accrued liabilities	8,945	—	8,945
Goodwill and other intangibles	7,083	(23,121)	(16,038)
Trade and other receivables	1,152	—	1,152
Inventories	1,530	—	1,530
Lease liabilities	9,616	—	9,616
Other	2,481	(1,668)	813
Deferred tax assets and liabilities	73,314	(77,745)	(4,431)

Presented in the consolidated balance sheets as:

December 31, 2020
$
Deferred tax assets	29,677
Deferred tax liabilities	(34,108)
(4,431)
Nature of evidence supporting recognition of deferred tax assets
In assessing the recoverability of deferred tax assets, management determines, at each balance sheet date, whether it is more likely than not that a portion or all of its deferred tax assets will be realized. This determination is based on quantitative and qualitative assessments by management and the weighing of all available evidence, both positive and negative. Such evidence includes the scheduled reversal of deferred tax liabilities, projected future taxable income and the implementation of tax planning strategies.
As of December 31, 2021 and 2020, respectively, management analyzed all available evidence and determined it is more likely than not that substantially all of the Company’s deferred tax assets in the US and Canadian operating entities will be realized. Accordingly, the Company continues to recognize the majority of its deferred tax assets in the US and Canadian operating entities. With respect to the deferred tax assets at the Canadian corporate holding entity, the Parent Company, management determined it appropriate that the Parent Company's deferred tax assets should continue not to be fully recognized as of December 31, 2021 and 2020, respectively. The Canadian deferred tax assets remain available to the Company in order to reduce its taxable income in future periods.
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2020:

	Balance January 1, 2020	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Balance December 31, 2020
	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	11,638	(892)	—	(281)	10,465
Property, plant and equipment	16,020	(138)	—	—	15,882
Pension and other post-retirement benefits	3,966	30	—	235	4,231
Share-based payments	1,766	4,857	5,306	—	11,929
Accounts payable and accrued liabilities	6,022	2,923	—	—	8,945
Goodwill and other intangibles	7,028	55	—	—	7,083
Trade and other receivables	688	464	—	—	1,152
Inventories	1,918	(388)	—	—	1,530
Lease liabilities	9,832	(216)	—	—	9,616
Other	863	1,722	—	(104)	2,481
	59,741	8,417	5,306	(150)	73,314
Deferred tax liabilities
Property, plant and equipment	(52,871)	(85)	—	—	(52,956)
Goodwill and other intangibles	(22,893)	(228)	—	—	(23,121)
Other	(908)	(760)	—	—	(1,668)
	(76,672)	(1,073)	—	—	(77,745)
Deferred tax assets and liabilities	(16,931)	7,344	5,306	(150)	(4,431)
Impact due to foreign exchange rates		(870)	—	(21)
Total recognized		6,474	5,306	(171)
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2021:

	Balance January 1, 2021	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Business acquisitions	Balance December 31, 2021
	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	10,465	(1,751)	—	—	128	8,842
Property, plant and equipment	15,882	(5,740)	—	—	—	10,142
Pension and other post-retirement benefits	4,231	339	—	(1,360)	—	3,210
Share-based payments	11,929	1,477	152	—	—	13,558
Accounts payable and accrued liabilities	8,945	1,201	—	—	—	10,146
Goodwill and other intangibles	7,083	1,609	—	—	(924)	7,768
Trade and other receivables	1,152	(473)	—	—	—	679
Inventories	1,530	576	—	—	44	2,150
Lease liabilities	9,616	812	—	—	47	10,475
Other	2,481	1,733	—	(2,123)	—	2,091
	73,314	(217)	152	(3,483)	(705)	69,061
Deferred tax liabilities
Property, plant and equipment	(52,956)	(4,387)	—	—	(158)	(57,501)
Goodwill and other intangibles	(23,121)	2,282	—	—	(3,566)	(24,405)
Other	(1,668)	569	—	—	(402)	(1,501)
	(77,745)	(1,536)	—	—	(4,126)	(83,407)
Deferred tax assets and liabilities	(4,431)	(1,753)	152	(3,483)	(4,831)	(14,346)
Impact due to foreign exchange rates		(198)	—	(49)
Total recognized		(1,951)	152	(3,532)
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized in the consolidated balance sheets are as follows:

	December 31, 2021	December 31, 2020
	$	$
Tax losses, carryforwards and other tax deductions	44,523	47,829
Share-based payments	8,852	7,231
	53,375	55,060
The following table presents the amounts and expiration dates relating to unused tax credits in Canada for which no asset is recognized in the consolidated balance sheets as of December 31:

	2021	2020
	$	$
2021	—	209
2022	476	476
2023	235	236
2024	222	222
2025	375	376
2026	287	288
2027	262	262
2028	304	305
2029	242	243
2030	221	221
2031	323	324
2032	194	194
2033	238	238
2034	210	211
2035	559	560
2036	367	367
2037	265	266
2038	665	666
2039	266	266
2040	240	266
2041	240	—
Total tax credits derecognized	6,191	6,196
The following table presents the year of expiration of the Company’s operating losses carried forward in Canada as of December 31, 2021:

	Deferred tax assets not recognized
	Federal	Provincial
	$	$
2026	6,047	6,047
2029	563	563
2030	126	126
2031	—	—
2037	2,567	2,567
2038	—	—
2039	—	—
	9,303	9,303
In addition, the Company has (i) consolidated state losses of $46.3 million (with expiration dates ranging from 2022 to 2039) for which a tax benefit of $1.0 million has not been recognized; (ii) standalone state losses of $70.7 million (with expiration dates ranging from 2022 to 2039) for which a tax benefit of $2.4 million has not been recognized; and (iii) $15.6 million of capital loss carryforwards with indefinite lives available to offset future capital gains in Canada for which no tax benefit has been recognized.